INCOME TAXES	4 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 4 -- INCOME TAXES

A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision for the period ended December 31, 2016 is as follows:

Statutory tax rate	34%

Net loss	$(3,500)

Expected recovery	(1,190)
Change in valuation allowance	1,190
$-

The significant components of the Company’s deferred income tax assets after applying enacted corporate tax rates at December 31, 2016 is as follows

Operating loss carryforward	$1,190

Valuation allowance	$(1,190)

$-